May 3, 2024

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Large Cap Securities Fund, Inc.
 1933 Act File No.: 2-09455
 1940 Act File No.: 811-00523
 CIK No.: 0000030146

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information for the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 182 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 26, 2024.

Please address any comments or questions to my attention at (412) 234-2057.

Sincerely,

/s/ Vickie Proudley

Vickie Proudley

Associate, Paralegal